Contract Liabilities - Schedule of Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Contract with Customer, Liability [Abstract]
Balance at beginning of the year	$ 53,953,394	$ 6,881,811	$ 59,363,407
Addition	10,782,604	1,375,332	1,464,433
Acquisition of subsidiaries	13,000	1,658
Deconsolidation of subsidiaries	(1,801,242)	(229,750)
Recognized to revenue during the year	(21,472,567)	(2,738,848)	(6,874,446)
Balance at end of year	$ 41,475,189	$ 5,290,203	$ 53,953,394